UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  6682 Los Arboledas
          Rancho Santa Fe, CA 92067



13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (858) 759-4196


Signature, Place and Date of Signing:


/s/ Jeffrey Feinberg      Rancho Santa Fe, California        November 12, 2008
------------------------  ----------------------------      ------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    28


Form 13F Information Table Value Total:   $131,596
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. 28-10801 JLF Offshore Fund, Ltd.
2. 28-11901 JLF Partners I, L.P.

                           FORM 13F INFORMATION TABLE
                            JLF ASSET MANAGEMENT LLC
                                    FORM 13F
                                                          September 30, 2008

COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4  COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE   SHARED NONE
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106    2,687      176,200  SH     SHARED-DEFINED  1,2     176,200
ABERCROMBIE & FITCH CO          CL A              002896207    5,010      127,000  SH     SHARED-DEFINED  1,2     127,000
A POWER ENERGY GENERAT SYS L    COM               G04136100   11,775    1,314,127  SH     SHARED-DEFINED  1,2   1,314,127
AEROPOSTALE                     COM               007865108    5,574      173,600  SH     SHARED-DEFINED  1,2     173,600
CARTER INC                      COM               146229109    3,398      172,200  SH     SHARED-DEFINED  1,2     172,200
CHINA CABLECOM HOLDINGS LTD     SHS               G21176105    1,653      703,503  SH     SHARED-DEFINED  1,2     703,503
CHINA CABLECOM HOLDINGS LTD     *W EXP 04/10/201  G21176113      325    1,083,500  SH     SHARED-DEFINED  1,2   1,083,500
CHARDAN 2008 CHINA ACQST COR    *W EXP 08/11/201  G8977T119      720      654,800  SH     SHARED-DEFINED  1,2     654,800
CHINA INFORMATION SEC TECH I    COM               16944F101   21,168    4,503,656  SH     SHARED-DEFINED  1,2   4,503,656
CITIGROUP INC                   COM               172967101    1,955       95,300  SH     SHARED-DEFINED  1,2      95,300
DRESS BARN INC                  COM               261570105      585       38,238  SH     SHARED-DEFINED  1,2      38,238
FRESH DEL MONTE PRODUCE INC     ORD               G36738105      806       36,300  SH     SHARED-DEFINED  1,2      36,300
GUESS INC                       COM               401617105    1,677       48,200  SH     SHARED-DEFINED  1,2      48,200
GYMBOREE CORP                   COM               403777105    2,602       73,300  SH     SHARED-DEFINED  1,2      73,300
HLS SYSTEMS INTERNATIONAL LT    USD COM           G4604M106   10,584    2,646,049  SH     SHARED-DEFINED  1,2   2,646,049
JPMORGAN & CHASE & CO           COM               46625H100    3,456       74,000  SH     SHARED-DEFINED  1,2      74,000
KNOLL INC                       COM NEW           498904200    1,595      105,500  SH     SHARED-DEFINED  1,2     105,500
MAIDEN HOLDINGS LTD             SHS               G5753U112    7,017    1,613,227  SH     SHARED-DEFINED  1,2   1,613,227
MANITEX INTL INC                COM               563420108    8,834    2,598,437  SH     SHARED-DEFINED  1,2   2,598,437
NIKE INC                        CL B              654106103    5,018       75,000  SH     SHARED-DEFINED  1,2      75,000
PERFUMANIA HLDGS INC            COM NEW           71376C100    5,016      539,402  SH     SHARED-DEFINED  1,2     539,402
PROCTER & GAMBLE CO             COM               742718109    3,359       48,200  SH     SHARED-DEFINED  1,2      48,200
STANCORP FINL GROUP INC         COM               852891100    1,700       32,700  SH     SHARED-DEFINED  1,2      32,700
SINOENERGY CORPORATION          COM NEW           82935B202   13,829    2,738,392  SH     SHARED-DEFINED  1,2   2,738,392
TONGXIN INTERNATIONAL LTD       COM               G8918T103    5,478    1,345,846  SH     SHARED-DEFINED  1,2   1,345,846
TONGXIN INTERNATIONAL LTD       *W EXP 04/10/201  G8918T111      757      560,655  SH     SHARED-DEFINED  1,2     560,655
VERIZON COMMUNICATIONS INC      COM               92343V104    3,337      104,000  SH     SHARED-DEFINED  1,2     104,000
WELLS FARGO & CO NEW            COM               949746101    1,681       44,800  SH     SHARED-DEFINED  1,2      44,800



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